Related Party Transactions (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
Accounts payable and accrued liabilities	$ 812,100	$ 45,468
Obligation for future rental payments	724,800
Receivables due from a related party	$ 27,465